Dispositions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		1 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended		24 Months Ended	1 Months Ended	12 Months Ended		24 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Apr. 30, 2012 Subsequent Event	May 01, 2012 Subsequent Event	Feb. 01, 2011 Envelope	Mar. 31, 2011 Envelope	Dec. 31, 2011 Envelope	Dec. 31, 2010 Envelope	Dec. 31, 2011 Envelope	Sep. 30, 2010 Media and Entertainment Packaging	Dec. 31, 2011 Media and Entertainment Packaging	Dec. 31, 2010 Media and Entertainment Packaging	Dec. 31, 2011 Media and Entertainment Packaging
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of shares of ACCO received by company shareholders				50.50%
Cash proceeds received for spin-off of business	$ 460		$ 460
Cash proceeds from the sale of business					55					68
Charges before tax							1	19	20		12		165
Charges after tax							0.7	15.0	16.0		8.0		134.0
Impairment of long-lived assets held for sale								6
Impairment of goodwill								7
Pension curtailment loss								6
Pre-tax loss (gain) from sale of business						1				153		153
After-tax loss (gain) from sale of business						1				126
Total aggregate exposure for guarantees and indemnifications	45	45
Number of ACCO Brands shares received by company shareholders per MeadWestvaco share owned				0.3333
Total cash	$ 59